Annual Fund Operating Expenses	Mar. 27, 2026
North Star Micro Cap Fund | North Star Micro Cap Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.39%
North Star Micro Cap Fund | North Star Micro Cap Fund Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.64%
North Star Dividend Fund | North Star Dividend Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	1.44%
North Star Dividend Fund | North Star Dividend Fund Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[3]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.43%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	1.69%
North Star Opportunity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2027
North Star Opportunity Fund | North Star Opportunity Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%	[5]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%
Acquired Fund Fees and Expenses	0.01%	[6]
Expenses (as a percentage of Assets)	1.63%
Fee Waiver or Reimbursement	(0.07%)	[7]
Net Expenses (as a percentage of Assets)	1.56%
North Star Opportunity Fund | North Star Opportunity Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%
Acquired Fund Fees and Expenses	0.01%	[6]
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	(0.07%)	[7]
Net Expenses (as a percentage of Assets)	1.31%
North Star Opportunity Fund | North Star Opportunity Fund Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%	[5]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%
Acquired Fund Fees and Expenses	0.01%	[6]
Expenses (as a percentage of Assets)	1.63%
Fee Waiver or Reimbursement	(0.07%)	[7]
Net Expenses (as a percentage of Assets)	1.56%
North Star Bond Fund | North Star Bond Fund Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.71%
Acquired Fund Fees and Expenses	0.01%	[8]
Expenses (as a percentage of Assets)	1.57%
North Star Small Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2027
North Star Small Cap Value Fund | North Star Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.72%
Acquired Fund Fees and Expenses	0.01%	[9]
Expenses (as a percentage of Assets)	1.73%
Fee Waiver or Reimbursement	(0.21%)	[10]
Net Expenses (as a percentage of Assets)	1.52%
North Star Small Cap Value Fund | North Star Small Cap Value Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.72%
Acquired Fund Fees and Expenses	0.01%	[9]
Expenses (as a percentage of Assets)	1.98%
Fee Waiver or Reimbursement	(0.21%)	[10]
Net Expenses (as a percentage of Assets)	1.77%

[1]	The advisory fee for the Micro Cap Fund is 1.00% on the first $100,000,000 of net assets and 0.90% thereafter.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Micro Cap Fund and is not a direct expense incurred by the Micro Cap Fund or deducted from the Micro Cap Fund assets. The operating expenses in this fee table will not correlate to the expense ratio in the Micro Cap Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Micro Cap Fund.
[3]	The advisory fee for the Dividend Fund is 1.00% on the first $100,000,000 of net assets and 0.90% thereafter.
[4]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Dividend Fund and is not a direct expense incurred by the Dividend Fund or deducted from the Dividend Fund assets. The operating expenses in this fee table will not correlate to the expense ratio in the Dividend Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Dividend Fund.
[5]	The advisory fee for the Opportunity Fund is 1.00% on the first $100,000,000 of net assets and 0.90% thereafter.
[6]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Opportunity Fund and is not a direct expense incurred by the Opportunity Fund or deducted from the Opportunity Fund assets. The operating expenses in this fee table will not correlate to the expense ratio in the Opportunity Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Opportunity Fund.
[7]	Pursuant to an operating expense limitation agreement between North Star Investment Management Corp. (the “Adviser”) and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses for the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) do not exceed 1.55%, 1.30% and 1.55% of the Fund’s average net assets, for Class A, Class I and Class R shares, respectively, through March 31, 2027. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees.
[8]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Bond Fund and is not a direct expense incurred by the Bond Fund or deducted from the Bond Fund assets. The operating expenses in this fee table will not correlate to the expense ratio in the Bond Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Bond Fund.
[9]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Small Cap Value Fund and is not a direct expense incurred by the Small Cap Value Fund or deducted from the Small Cap Value Fund assets. The operating expenses in this fee table will not correlate to the expense ratio in the Small Cap Value Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Small Cap Value Fund.
[10]	The Adviser has contractually agreed to reduce its management fees and/or pay expenses of the Small Cap Value Fund to ensure that the total amount of Small Cap Value Fund operating expenses (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 1.51% and 1.76% of the Small Cap Value Fund’s average net assets for Institutional Class and Investor Class, respectively, through March 31, 2027. The Adviser is permitted to receive reimbursement from the Small Cap Value Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. The Trustees may terminate the expense waiver upon notice to the Adviser.